American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
November 30, 2021

American Century Sustainable Equity ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.8%
Lockheed Martin Corp.	3,636	1,211,952
Air Freight and Logistics — 1.0%
Expeditors International of Washington, Inc.	820	99,728
United Parcel Service, Inc., Class B	7,175	1,423,305
		1,523,033
Auto Components — 1.1%
Aptiv plc(1)	10,163	1,629,637
Automobiles — 2.6%
Rivian Automotive, Inc., Class A(1)	4,695	562,273
Tesla, Inc.(1)	3,007	3,442,294
		4,004,567
Banks — 4.5%
Bank of America Corp.	52,634	2,340,634
JPMorgan Chase & Co.	17,285	2,745,376
Regions Financial Corp.	85,169	1,937,595
		7,023,605
Beverages — 1.4%
PepsiCo, Inc.	13,317	2,127,790
Biotechnology — 0.5%
Amgen, Inc.	2,950	586,696
Vertex Pharmaceuticals, Inc.(1)	1,389	259,660
		846,356
Building Products — 1.7%
Johnson Controls International plc	25,545	1,909,744
Masco Corp.	11,657	768,197
		2,677,941
Capital Markets — 4.6%
Ameriprise Financial, Inc.	3,308	957,997
BlackRock, Inc.	1,586	1,434,711
Intercontinental Exchange, Inc.	5,340	698,045
Morgan Stanley	25,507	2,418,574
S&P Global, Inc.	3,556	1,620,576
		7,129,903
Chemicals — 2.7%
Air Products and Chemicals, Inc.	2,305	662,549
Ecolab, Inc.	3,235	716,456
Linde plc	5,850	1,861,119
Sherwin-Williams Co. (The)	2,838	940,059
		4,180,183
Communications Equipment — 1.1%
Cisco Systems, Inc.	30,221	1,657,320
Consumer Finance — 0.7%
American Express Co.	7,568	1,152,606
Containers and Packaging — 0.6%
Ball Corp.	10,075	941,509
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	5,809	292,018
Electric Utilities — 1.9%
NextEra Energy, Inc.	34,146	2,963,190

Electrical Equipment — 1.5%
Eaton Corp. plc	6,707	1,086,936
Generac Holdings, Inc.(1)	469	197,562
Rockwell Automation, Inc.	2,979	1,001,540
		2,286,038
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	6,516	1,233,870
Cognex Corp.	8,098	625,570
Keysight Technologies, Inc.(1)	7,791	1,515,194
		3,374,634
Energy Equipment and Services — 0.9%
Schlumberger NV	46,852	1,343,715
Entertainment — 1.6%
Electronic Arts, Inc.	4,458	553,773
Walt Disney Co. (The)(1)	13,420	1,944,558
		2,498,331
Equity Real Estate Investment Trusts (REITs) — 2.3%
ProLogis, Inc.	23,314	3,514,585
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	1,818	980,593
Sysco Corp.	19,580	1,371,383
		2,351,976
Food Products — 0.7%
Mondelez International, Inc., Class A	16,824	991,607
Vital Farms, Inc.(1)	5,588	94,493
		1,086,100
Health Care Equipment and Supplies — 1.8%
Edwards Lifesciences Corp.(1)	13,101	1,405,868
Medtronic plc	9,528	1,016,638
ResMed, Inc.	1,254	319,582
		2,742,088
Health Care Providers and Services — 3.6%
Cigna Corp.	7,363	1,412,960
CVS Health Corp.	15,906	1,416,588
Humana, Inc.	1,452	609,419
UnitedHealth Group, Inc.	4,785	2,125,593
		5,564,560
Hotels, Restaurants and Leisure — 1.8%
Booking Holdings, Inc.(1)	401	842,842
Chipotle Mexican Grill, Inc.(1)	437	718,170
Expedia Group, Inc.(1)	7,138	1,149,860
		2,710,872
Household Products — 1.4%
Colgate-Palmolive Co.	7,942	595,809
Procter & Gamble Co. (The)	11,006	1,591,247
		2,187,056
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	8,364	1,691,535
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	5,649	926,549
Prudential Financial, Inc.	6,484	663,054
Travelers Cos., Inc. (The)	5,443	799,849
		2,389,452
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	2,750	7,804,362

Meta Platforms, Inc., Class A(1)	6,076	1,971,419
		9,775,781
Internet and Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	1,710	5,997,090
IT Services — 4.5%
Accenture plc, Class A	5,374	1,920,668
Mastercard, Inc., Class A	5,420	1,706,866
PayPal Holdings, Inc.(1)	8,740	1,615,939
Visa, Inc., Class A	8,943	1,732,885
		6,976,358
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	10,208	1,540,387
Thermo Fisher Scientific, Inc.	2,627	1,662,445
		3,202,832
Machinery — 2.1%
Cummins, Inc.	4,928	1,033,648
Parker-Hannifin Corp.	4,728	1,428,140
Xylem, Inc.	6,312	764,446
		3,226,234
Media — 0.5%
Comcast Corp., Class A	15,583	778,838
Multiline Retail — 0.5%
Target Corp.	3,048	743,224
Oil, Gas and Consumable Fuels — 1.2%
ConocoPhillips	26,671	1,870,437
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	2,202	731,218
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	23,609	1,266,151
Merck & Co., Inc.	15,110	1,131,890
Novo Nordisk A/S, ADR	7,714	824,087
Zoetis, Inc.	6,835	1,517,643
		4,739,771
Professional Services — 0.2%
IHS Markit Ltd.	2,042	261,008
Road and Rail — 1.1%
Norfolk Southern Corp.	3,403	902,714
Union Pacific Corp.	3,190	751,691
		1,654,405
Semiconductors and Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(1)	7,899	1,250,965
Applied Materials, Inc.	10,366	1,525,771
ASML Holding NV, NY Shares	1,992	1,576,688
NVIDIA Corp.	13,244	4,327,609
Texas Instruments, Inc.	8,583	1,651,112
		10,332,145
Software — 10.8%
Adobe, Inc.(1)	2,385	1,597,592
Microsoft Corp.	39,125	12,934,334
salesforce.com, Inc.(1)	4,062	1,157,508
ServiceNow, Inc.(1)	775	501,967
Workday, Inc., Class A(1)	1,590	436,026
		16,627,427
Specialty Retail — 3.0%
Home Depot, Inc. (The)	7,732	3,097,517

TJX Cos., Inc. (The)	14,461	1,003,593
Tractor Supply Co.	2,278	513,302
		4,614,412
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	40,479	6,691,179
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	1,409	571,209
NIKE, Inc., Class B	10,340	1,749,941
		2,321,150
TOTAL COMMON STOCKS (Cost $119,219,732)		153,646,061
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $452,887)	452,887	452,887
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $119,672,619)		154,098,948
OTHER ASSETS AND LIABILITIES — 0.1%		89,377
TOTAL NET ASSETS — 100.0%		$154,188,325

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.